SECURTER SYSTEMS INC DISCONTINUANCE OF OPERATIONS (Details 3) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash invested in Securter Systems Inc.	$ 0	$ 81,838
Net cash (used in) investment in discontinued operations	$ 0	$ 81,838